Regulatory Matters (Narrative) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) TERRITORY	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Authorized return on debt
Regulatory assets	$ 37	$ 35	$ 21
Number of original jurisdiction cities | TERRITORY	209
U.S. federal statutory rate	4.50%
Increase in revenue requirement	$ 251
Regulatory capitalization ratio, equity	42.50%	42.50%
Authorized return on debt	10.30%
Regulatory capitalization ratio, debt	57.50%	57.50%
Authorized return on equity	9.80%
Minimum [Member]
Authorized return on debt
Regulatory capitalization ratio, equity	55.00%
Regulatory capitalization ratio, debt	57.50%
Maximum [Member]
Authorized return on debt
Regulatory capitalization ratio, equity	45.00%
Regulatory capitalization ratio, debt	42.50%